Shareholders' Equity (Details) - Schedule of Options Granted to Employees and Directors - Stock Option [Member]	12 Months Ended
Dec. 31, 2023 $ / shares shares
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price | $ / shares
Options outstanding	300,833
Weighted average remaining contractual life (years)	2 years 10 months 13 days
Options exercisable	156,666
Weighted average Remaining Contractual life of options exercisable (years)	2 years 3 months 29 days
Exercise Price 2.118 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price | $ / shares	$ 2.118
Options outstanding	13,333
Weighted average remaining contractual life (years)	9 months 29 days
Options exercisable	13,333
Weighted average Remaining Contractual life of options exercisable (years)	9 months 29 days
Exercise Price 2.176 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price | $ / shares	$ 2.176
Options outstanding	10,000
Weighted average remaining contractual life (years)	1 year 29 days
Options exercisable	10,000
Weighted average Remaining Contractual life of options exercisable (years)	1 year 29 days
Exercise Price 2.245 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price | $ / shares	$ 2.245
Options outstanding	87,500
Weighted average remaining contractual life (years)	3 years 11 months 15 days
Options exercisable
Weighted average Remaining Contractual life of options exercisable (years)	3 years 11 months 15 days
Exercise Price 2.433 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price | $ / shares	$ 2.433
Options outstanding	7,500
Weighted average remaining contractual life (years)	2 years 7 days
Options exercisable	5,000
Weighted average Remaining Contractual life of options exercisable (years)	2 years 7 days
Exercise Price 2.775 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price | $ / shares	$ 2.775
Options outstanding	20,000
Weighted average remaining contractual life (years)	1 year 11 months 15 days
Options exercisable	20,000
Weighted average Remaining Contractual life of options exercisable (years)	1 year 11 months 15 days
Exercise Price 3.195 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price | $ / shares	$ 3.195
Options outstanding	20,000
Weighted average remaining contractual life (years)	2 years 1 month 20 days
Options exercisable	13,333
Weighted average Remaining Contractual life of options exercisable (years)	2 years 1 month 20 days
Exercise Price 3.251 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price | $ / shares	$ 3.251
Options outstanding	7,500
Weighted average remaining contractual life (years)	2 years 9 months 21 days
Options exercisable	5,000
Weighted average Remaining Contractual life of options exercisable (years)	2 years 9 months 21 days
Exercise Price 3.252 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price | $ / shares	$ 3.252
Options outstanding	100,000
Weighted average remaining contractual life (years)	2 years 9 months 21 days
Options exercisable	66,667
Weighted average Remaining Contractual life of options exercisable (years)	2 years 9 months 21 days
Exercise Price 3.863 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price | $ / shares	$ 3.863
Options outstanding	30,000
Weighted average remaining contractual life (years)	2 years 9 months
Options exercisable	20,000
Weighted average Remaining Contractual life of options exercisable (years)	2 years 9 months
Exercise Price 4.022 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price | $ / shares	$ 4.022
Options outstanding	5,000
Weighted average remaining contractual life (years)	2 years 8 months 1 day
Options exercisable	3,333
Weighted average Remaining Contractual life of options exercisable (years)	2 years 8 months 1 day